COMMITMENTS AND LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Millions	Jan. 01, 2022 USD ($)
Operating Leases
2022	$ 51.5
2023	40.1
2024	29.8
2025	22.9
2026	14.4
2027 and thereafter	45.7
Total lease payments	204.4
Less: imputed interest	(21.8)
Present value of lease liabilities	182.6
Finance Leases
2022	6.1
2023	5.3
2024	5.0
2025	1.7
2026	0.2
Total lease payments	18.3
Less: imputed interest	(1.1)
Present value of lease liabilities	$ 17.2
Number of operating lease contracts not yet commenced	0
Number of finance lease contract not yet commenced	0